Nature of Business and Organization	12 Months Ended
Dec. 31, 2023
Nature of Business and Organization [Abstract]
Nature of business and organization

Note 1 – Nature of business and organization

MingZhu Logistics Holdings Limited (“MingZhu Cayman”) is a holding company incorporated in the Cayman Islands on January 2, 2018 under the laws of the Cayman Islands. The Company are engaged in various businesses through our subsidiaries and controlled entities in China.

On December 30, 2023, the Company disposed the entirety of its interest in Cheyi Network, which conduct car-hailing and driver management services, by entering into a VIE Termination Agreement whereby the Cheyi WFOE and Cheyi terminated the Master Exclusive Service Agreement, Business Cooperation Agreement, Proxy Agreement, Exclusive Option Agreement, Equity Interest Pledge Agreement and Letter of Confirmation and Undertaking. Following the termination, the Company received no new income from Cheyi BVI and had no further involvement or continuing influence over its operations. Effective December 30, 2023, on the date of termination, he Company determined that the Company met the “held for sale” criteria and the “discontinued operations” criteria in accordance with Financial Accounting Standard Boards (“FASB”) Accounting Standards Codification (“ASC”) 205, Presentation of Financial Statements, (“FASB ASC 205”). Please refer to Note 3, “Discontinued Operations” for further information about the discontinued businesses. The Consolidated Financial Statements were restated for all periods presented to reflect the discontinuation of the car-hailing and driver management services business in accordance with FASB ASC 205. The discussion in the notes to these Consolidated Financial Statements, unless otherwise noted, relate solely to the Company’s continuing operations.

Reorganization

A reorganization of the Company’s legal structure was completed on April 13, 2018. The reorganization involved the incorporation of MingZhu Cayman, and its wholly-owned subsidiaries, MingZhu BVI, and MingZhu HK; and the transfer of all equity ownership of Shenzhen Yangang Mingzhu Freight Industry Co., Ltd (“MingZhu”) to MingZhu HK from the former shareholders of MingZhu. In consideration of the transfer, the Company issued 1,000 shares of the Company with par value $0.001 (HKD 0.01) per share to the former shareholders of MingZhu.

On April 13, 2018, the former shareholders transferred their 100% ownership interest in MingZhu to MingZhu HK, which is 100% owned by MingZhu Cayman through MingZhu BVI. After the reorganization, MingZhu Cayman owns 100% equity interests of MingZhu BVI, MingZhu HK and MingZhu. The controlling shareholder of MingZhu Cayman is same as of MingZhu prior to the reorganization.

MingZhu was incorporated on July 10, 2002 in Shenzhen, Guangdong under the laws of the PRC. Shenzhen Pengcheng Shengshi Logistics Co., Ltd. (“MingZhu Pengcheng”), a company providing trucking services, was incorporated on April 7, 2010 in Shenzhen, Guangdong under the laws of the PRC. Prior to the reorganization, MingZhu and MingZhu Pengcheng were under common control. On November 10, 2017, for the purpose of reorganization so that the business of the Company could be rearranged to be under a common holding company, the entire equity interest of MingZhu Pengcheng was transferred to MingZhu.

These two transactions were between entities under common control, and therefore accounted for in a manner similar to the pooling of interest method. Under the pooling-of-interests method, combination between two businesses under common control is accounted for at carrying amounts with retrospective adjustment of prior period financial statements, and the equity accounts of the combining entities are combined and the difference between the consideration paid and the net assets acquired is reflected as an equity transaction (i.e., distribution to parent company). As opposed to the purchase method of accounting, no intangible assets are recognized in the transaction, and no goodwill is recognized as a result of the combination.

On September 5, 2018, MingZhu HK established its wholly-owned subsidiary, Shenzhen Yangang Mingzhu Supply Chain Management Co., Ltd (“MingZhu Management”), a PRC company. MingZhu Management engages in providing transportation and supply chain management services.

With the effect of resolutions passed by board of directors on February 12, 2020, the authorized number of ordinary shares increased from 38,000,000 to 50,000,000 with a par value of $0.001 instead of HKD 0.01 and the issued number of ordinary shares increased from 1,000 to 9,250,000 with a par value of $0.001 instead of HKD 0.01. With the effect of resolution passed by board of directors on May 21, 2020, the issued number of ordinary shares decreased from 9,250,000 to 9,000,000. As of the date hereof, the authorized number of ordinary shares is 50,000,000 with a par value of $0.001 and the issued number of ordinary shares is 9,000,000.

On October 21, 2020, the Company completed the initial public offering (“IPO”) of 3,000,000 ordinary shares at a public offering price of US$4.00 per share.

On October 30, 2020, the underwriter and sole book-runner of our underwritten IPO, exercised the partial over-allotment option and purchased an additional 350,000 ordinary shares of the Company at the IPO price of US$4.00 per share.

On December 4, 2020, the underwriter and sole book-runner of our underwritten IPO, further exercised the partial over-allotment option and purchased an additional 4,040 ordinary shares of the Company at the IPO price of US$4.00 per share.

On March 12, 2021, the Company closed its direct public offering of 3,333,335 units of its securities (each, a “Unit”), with each Unit consisting of (i) one ordinary share of the Company, par value $0.001 per share, and (ii) one warrant to purchase 0.75 ordinary share. The Company sold the Units at a price of $6.00 per Unit. The Company received gross proceeds from the Offering, before deducting estimated offering expenses payable by the Company, of approximately $18,000,000.

On April 21, 2021, the underwriter and sole book-runner of our underwritten IPO, exercised its partial warrant and purchased a total of 214,286 ordinary shares of the Company with no cash in consideration.

On June 14, 2021, the underwriter and sole book-runner of our underwritten IPO, exercised its partial warrant and purchased a total of 43,616 ordinary shares of the Company with no cash in consideration.

On December 29, 2021 (“Acquisition Date”), the Company entered into a Share Purchase Agreement (the “SPA”) to acquire 100% of the equity interest of Cheyi (BVI) Limited (the “Cheyi BVI”) which operates its business through its subsidiary Zhejiang Cheyi Network Technology Co., Ltd. (the “Cheyi Network”), an integrated online car-hailing and driver management services company. Pursuant to the agreement, the total consideration for the acquisition of 100% equity ownership of Cheyi BVI is an aggregate of U.S. $23,470,712, consisting of the issuance by the Company to the shareholders of Cheyi BVI an aggregate of 3,189,000 fully paid Company’s ordinary shares (being U.S. $6,760,680 of $2.12 per share) and payment of $2,000,000 at closing, and Year-2021 earnout payment of U.S. $8,826,019 and Year-2022 earnout payment of U.S. $5,884,013 if the Cheyi BVI’s audited net income for its fiscal year 2021 and 2022 is no less than U.S. $3,000,000 respectively. The two earnout payments are due 13 months upon the delivery of Cheyi BVI’s audited financial statements.

The transaction was accounted for in accordance with the provisions of ASC 805-10, Business Combinations. The values assigned in these financial statements represent management’s best estimate of fair values as of the Acquisition Date.

As required by ASC 805-20, Business Combinations – Identifiable Assets and Liabilities, and Any Noncontrolling Interest, management conducted a review to reassess whether they identified all the assets acquired and all the liabilities assumed and followed ASC 805-20’s measurement procedures for recognition of the fair value of net assets acquired. According to ASC 820, the fair value hierarchy gives the highest priority to unadjusted quoted prices in active markets as the most reliable fair value measurement, and the lowest priority to unobservable inputs. According to ASC 820-10-35-41, the valuation of shares issued in the acquisitions and purchase consideration is recognized on the quoted trading price of the Company’s ordinary shares on the date of acquisitions. The quoted closing prices for the Company’s ordinary shares on NASDAQ on the dates of the acquisitions of Cheyi BVI was $2.12 per share.

The following table summarizes the allocation of estimated fair values of net assets acquired and liabilities assumed:

Recognized amounts of identifiable assets acquired and liabilities
Accounts receivable, net	$216,572
Prepayments	575,913
Others receivable	4,761,164
Equipment, net	9,980,931
Deferred tax assets	10
Deposits	595,149
Short-term bank borrowings	(1,647,679)
Accounts and notes payable	(803,784)
Others payable and accrued liabilities	(1,631,611)
Tax payable	(1,859,485)
Capital lease and financing obligations	(2,351,104)
Total identifiable net assets	7,836,077
Add: Goodwill	14,157,570
Total purchase price for acquisition net of $1,477,065 of cash	$21,993,647

On March 14, 2022, the Company entered into a Share Purchase Agreement with Yinhua which develops and operates a comprehensive auto related service platform to serve auto insurance companies, and each of the shareholders of the Yinhua.

Under terms of the share purchase agreement, we shall pay $10,076,600 in exchange for 100% equity of Yinhua. Of the total consideration to be paid, $7,078,100 shall be paid in form of 3,826,000 newly issued ordinary shares of the Company, representing $1.85 per ordinary share of the Company, and $1,000,000 upon closing. In addition, a cash earnout of $1,998,500 shall be paid if Yinhua achieves a net income target threshold of $1.3 million during the calendar year of 2022.

Founded in 2018, Yinhua provides diversified, differentiated and customized value-added auto related services to auto insurance companies, where the services include road security services, car maintenance services, car inspection services and other services. Yinhua develops and operates a comprehensive auto related service platform for auto insurance companies combining intelligent human-vehicle interaction functions with car owner programs.

On March 18, 2022, the parties completed the transaction. Upon the closing of the transaction, the Company acquired 100% shares outstanding of the Yinhua, and the Company issued 3,826,000 ordinary shares and paid $1,000,000 to the sellers.

As required by ASC 805-20, Business Combinations – Identifiable Assets and Liabilities, and Any Noncontrolling Interest, management conducted a review to reassess whether they identified all the assets acquired and all the liabilities assumed, and followed ASC 805-20’s measurement procedures for recognition of the fair value of net assets acquired. According to ASC 820, the fair value hierarchy gives the highest priority to unadjusted quoted prices in active markets as the most reliable fair value measurement, and the lowest priority to unobservable inputs. According to ASC 820-10-35-41, the valuation of shares issued in the acquisitions and purchase consideration is recognized on the quoted trading price of the Company’s ordinary shares on the date of acquisitions. The quoted closing prices for the Company’s ordinary shares on NASDAQ on the dates of the acquisitions of Yinhua was $1.85 per share.

The following table summarizes the allocation of estimated fair values of net assets acquired and liabilities assumed:

Recognized amounts of identifiable assets acquired and liabilities assumed
Accounts receivable, net	$4,519,839
Prepayments	8,050,558
Equipment, net	3,504
Deferred tax assets	16,415
Short-term bank borrowings	(193,339)
Others payable and accrued liabilities	(7,685,086)
Tax payable	(1,126,777)
Total identifiable net assets	3,585,114
Goodwill	5,364,709
Total purchase price for acquisition net of $1,126,777 of cash	$8,949,823

On December 21, 2022, the Company entered into a Share Purchase Agreement with Feipeng BVI which provides regional trucking services, and each of the shareholders of the Feipeng BVI, pursuant to which, among other things and subject to the terms and conditions contained therein, the Company acquired 100% of Feipeng BVI for approximately $14,540,436, of which US $9,550,000 will be paid in cash upon closing in form of cash. Feipeng BVI shall receive a certain number of shares valued at $4,990,436 if it achieves a targeted net income of US$2.4 million during the calendar year 2023.

On December 21, 2022, the Company entered into a Share Purchase Agreement with Feipeng BVI which provides regional trucking services, and each of the shareholders of the Feipeng BVI, pursuant to which, among other things and subject to the terms and conditions contained therein, the Company acquired 100% of Feipeng BVI for approximately $14,540,436, of which US $9,550,000 will be paid in cash upon closing in form of cash. Feipeng BVI shall receive a certain number of shares valued at $4,990,436 if it achieves a targeted net income of US$2.4 million during the calendar year 2023.

On December 21, 2022, the parties completed the transaction. Upon the closing of the transaction, we acquired 100% of the outstanding shares of the Feipeng BVI, and we paid $9,550,000 in cash to the sellers.

The following table summarizes the allocation of estimated fair values of net assets acquired and liabilities assumed:

Recognized amounts of identifiable assets acquired and liabilities assumed
Accounts receivable, net	$3,746,298
Prepayments	550,944
Other receivables	246,748
Equipment, net	123,446
Deposits	610,393
Accounts payable	(1,546,037)
Short-term bank borrowings	(1,884,823)
Others payable and accrued liabilities	(1,383,077)
Amount due to related parties	(1,552,719)
Tax payable	(21,589)
Total identifiable net liabilities	(1,110,416)
Goodwill	13,715,130
Total purchase price for acquisition net of $1,935,722 of cash	$12,604,714

The Company has included the operating results of Feipeng BVI in its consolidated financial statements since the Acquisition Date. $nil in net sales and $nil in net income of Feipeng BVI were included in the consolidated financial statements for the years ended December 31, 2022.

On May 26, 2023, the Company entered into a Share Purchase Agreement with the Alliance BVI, which is engaged in liquor distribution via its VIE, and each of the shareholders of the Alliance BVI. Under terms of the share purchase agreement, the Company shall pay $21,292,948 in exchange for 100% equity of Alliance BVI. Of the total consideration to be paid, $5,208,768 shall be paid in form of 4,569,095 newly issued ordinary shares of the Company, representing $1.14 per ordinary share of the Company upon closing. In addition, a cash earnout of $8,042,090 shall be paid if Alliance BVI achieves a net income target threshold of $2.0 million during the calendar year of 2024 and 2025, respectively.

The following table summarizes the allocation of estimated fair values of net assets acquired and liabilities assumed:

Recognized amounts of identifiable assets acquired and liabilities assumed
Prepayments	$1,587,580
Other receivables	106,839
Inventory	29,846
Property and equipment, net	868,434
Others payable and accrued liabilities	(3,326,020)
Tax payable	(3,483)
Total identifiable net liabilities	(736,805)
Goodwill	22,029,753
Total purchase price for acquisition net of $0 of cash	$21,292,948

The Company has included the operating results of Alliance BVI in its consolidated financial statements since the Acquisition Date. $1,154,091 in net sales and $427,171 in net income of Alliance BVI were included in the consolidated financial statements for the years ended December 31, 2023.

As of December 31, 2022, the authorized number of ordinary shares is 50,000,000 with a par value of $0.001 and the issued number of ordinary shares is 27,529,372.